LARGECAP FUND SCHEDULE OF INVESTMENTS
February 28, 2023 (Unaudited)

		Shares	Value
COMMON STOCKS - 99.7%			$158,278,693
(COST $120,204,372)

Communication Services - 14.0%			22,133,373
Entertainment - 5.4%
Activision Blizzard, Inc.		28,000	2,135,000
Electronic Arts Inc.		13,925	1,544,840
The Walt Disney Co. (a)		8,400	836,724
Warner Bros. Discovery, Inc. (a)		259,975	4,060,810
Interactive Media & Services - 6.7%
Alphabet Inc. Class A (a)		79,650	7,173,279
Meta Platforms, Inc. Class A (a)		19,825	3,468,186
Media - 1.9%
Paramount Global Class B		136,066	2,914,534

Consumer Discretionary - 7.9%			12,568,245
Distributors - 1.8%
LKQ Corp.		49,350	2,827,262
Hotels, Restaurants & Leisure - 2.3%
Las Vegas Sands Corp. (a)		43,950	2,525,807
Starbucks Corp.		11,275	1,151,065
Household Durables - 1.1%
TopBuild Corp. (a)		8,365	1,736,490
Internet & Direct Marketing Retail - 1.4%
eBay Inc.		50,470	2,316,573
Multiline Retail - 1.3%
Target Corp.		11,935	2,011,048

Consumer Staples - 4.5%			7,169,327
Food & Staples Retailing - 3.2%
Performance Food Group Co. (a)		40,975	2,318,775
Walgreens Boots Alliance, Inc.		76,800	2,728,704
Household Products - 1.3%
Kimberly-Clark Corp.		16,968	2,121,848

Energy - 2.6%			4,114,737
Oil, Gas & Consumable Fuels - 2.6%
Cheniere Energy, Inc.		10,000	1,573,400
Chevron Corp.		6,120	983,912
Exxon Mobil Corp.		14,170	1,557,425

Financials - 16.3%			25,903,293
Banks - 8.2%
Bank of America Corp.		90,225	3,094,717
Citigroup Inc.		62,890	3,187,894
Citizens Financial Group, Inc.		18,925	790,308
JPMorgan Chase & Co.		22,220	3,185,237
PNC Financial Services Group, Inc.		7,095	1,120,442
Wells Fargo & Co.		34,075	1,593,688
Capital Markets - 6.1%
Intercontinental Exchange, Inc.		15,400	1,567,720
Northern Trust Corp.		22,485	2,142,146
State Street Corp.		35,000	3,103,800
The Charles Schwab Corp.		37,050	2,886,936
Consumer Finance - 2.0%
Bread Financial Holdings Inc.		38,750	1,591,462
Discover Financial Services		14,170	1,587,040
Insurance - 0.0% ^
F&G Annuities & Life, Inc.		2,548	51,903

Health Care - 16.1%			25,604,066
Biotechnology - 4.5%
AbbVie Inc.		10,225	1,573,627
Amgen Inc.		5,975	1,384,168
Exact Sciences Corp. (a)		67,300	4,194,809
Health Care Equipment & Supplies - 1.1%
Abbott Laboratories		7,275	740,013
GE HealthCare Technologies Inc. (a)		12,725	967,100
Health Care Providers & Services - 6.1%
CVS Health Corp.		24,675	2,061,350
HCA Healthcare, Inc.		6,100	1,485,045
McKesson Corp.		4,410	1,542,662
The Cigna Group		4,975	1,453,197
UnitedHealth Group Inc.		6,550	3,117,407
Pharmaceuticals - 4.4%
Bristol-Myers Squibb Co.		19,050	1,313,688
Johnson & Johnson		8,350	1,279,721
Merck & Co., Inc.		15,800	1,678,592
Pfizer Inc.		49,725	2,017,343
Viatris Inc.		69,767	795,344

Industrials - 6.0%			9,557,273
Aerospace & Defense - 1.0%
General Dynamics Corp.		6,875	1,566,881
Air Freight & Logistics - 1.5%
FedEx Corp.		11,750	2,387,835
Industrial Conglomerates - 1.6%
General Electric Co.		29,475	2,496,827
Machinery - 1.9%
Kornit Digital Ltd. (a)		76,300	1,564,150
Westinghouse Air Brake Technologies Corp.		14,776	1,541,580

Information Technology - 29.9%			47,462,575
Communications Equipment - 2.9%
Calix, Inc. (a)		15,750	805,613
Cisco Systems, Inc.		48,310	2,339,170
Lumentum Holdings Inc. (a)		13,625	733,161
Viavi Solutions Inc. (a)		68,735	751,961
Electronic Equipment, Instruments & Components - 2.2%
Coherent Corp. (a)		63,150	2,723,660
Keysight Technologies, Inc. (a)		4,950	791,802
IT Services - 6.4%
Fiserv, Inc. (a)		33,649	3,872,663
PayPal Holdings, Inc. (a)		42,835	3,152,656
Visa Inc. Class A		14,480	3,184,731
Semiconductors & Semiconductor Equipment - 7.7%
Analog Devices, Inc.		11,000	2,018,170
Infineon Technologies A.G. ADR		78,275	2,773,283
Marvell Technology, Inc.		40,200	1,815,030
NXP Semiconductors N.V.		9,600	1,713,408
Qualcomm Inc.		31,580	3,901,077
Software - 7.8%
Adobe Inc. (a)		4,925	1,595,454
CrowdStrike Holdings, Inc. Class A (a)		8,100	977,589
Microsoft Corp.		26,476	6,603,644
Oracle Corp.		35,975	3,144,215
Technology Hardware, Storage & Peripherals - 2.9%
Apple Inc.		30,970	4,565,288

Materials - 1.6%			2,471,515
Metals & Mining - 1.6%
Freeport-McMoRan Inc.		60,325	2,471,515

Real Estate - 0.8%			1,294,289
Real Estate Management & Development - 0.8%
Colliers Int'l. Group Inc.		11,175	1,294,289

SHORT-TERM INVESTMENTS - 0.1%			100,000
(COST $100,000)

Money Market Funds - 0.1%			100,000
First American Government Obligations Fund Class X, 4.37% (b)		100,000	100,000

TOTAL INVESTMENTS - 99.8% (COST $120,304,372)			158,378,693

NET OTHER ASSETS AND LIABILITIES - 0.2%			271,298

NET ASSETS - 100.0%			$158,649,991

(a)	Non-income producing security.
(b)	Represents the 7-day yield at February 28, 2023.
^	Rounds to 0.0%.

Abbreviations
ADR	American Depositary Receipt
A.G.	Aktiengesellschaft is the German term for a public limited liability corporation.
N.V.	Naamloze Vennootschap is the Dutch term for a public limited liability corporation.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”) and is licensed for use by Thompson Investment Management Inc. Neither MSCI, S&P, nor any other party involved in making or compiling the GICS or any GICS classifications makes any warranties with respect there to or the results to be obtained by the use thereof, and no such party shall have any liability whatsoever with respect thereto.

The following is a summary of the inputs used to value the Fund's investments as of February 28, 2023:
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication services	$22,133,373	$–	$–	$ 22,133,373
Consumer discretionary	12,568,245	–	–	12,568,245
Consumer staples	7,169,327	–	–	7,169,327
Energy	4,114,737	–	–	4,114,737
Financials	25,903,293	–	–	25,903,293
Health care	25,604,066	–	–	25,604,066
Industrials	9,557,273	–	–	9,557,273
Information technology	47,462,575	–	–	47,462,575
Materials	2,471,515	–	–	2,471,515
Real Estate	1,294,289	–	–	1,294,289
Total common stocks	158,278,693	–	–	158,278,693
Short-term investments
Money market funds	100,000	–	–	100,000
Total short-term investments	100,000	–	–	100,000
Total investments	$158,378,693	$–	$–	$ 158,378,693

The Fund did not invest in any level-3 investments as of and during the three-month period ended February 28, 2023.

For more information on valuation inputs, see the accompanying notes. The accompanying notes are an integral part of the schedule of investments.

THOMPSON IM FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS
February 28, 2023

VALUATION POLICY AND PROCEDURES - The Funds’ Board of Directors (the “Funds’ Board”) has adopted methods for valuing securities set forth in the Funds’ Pricing Policies and Procedures, including circumstances in which market quotes are not readily available or deemed to be unreliable, and has delegated authority to the Advisor, as the Board appointed valuation designee, to apply those methods in making fair value determinations in accordance with procedures approved by the Board. The valuation designee has established a valuation committee that, along with other Advisor employees, administers, implements, and oversees the fair valuation process and makes fair value decisions. The valuation committee regularly reviews its own fair value decisions, as well as valuations, valuation techniques and services furnished by pricing services; considers circumstances in the markets which may require it to make or adjust valuation determinations; and reviews previous valuation determinations. The valuation committee reports on its activities and any changes to the fair valuation guidelines to the Funds’ Board.

Rule 2a-5 adopted by the Securities and Exchange Commission (the “SEC”) governing fund valuation practices has established a framework for determining fair value in good faith for purposes of Section 29(a)(41) of the 1940 Act. Rule 2a-5 permits fund boards to designate certain parties to perform fair value determinations, subject to board oversight. Rule 2a-5 also defines when market quotations are “readily available” for purposes of the 1940 Act, which requires a fund to fair value a security when market quotations are not readily available. The Funds adopted a valuation policy adhering to the new rule and there was no material impact to the Funds.

VALUATION MEASUREMENTS - In accordance with generally accepted accounting principles in the United States of America (“GAAP”), fair value is defined as the price that each Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. GAAP established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. The Funds consider observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The determination of what constitutes “observable” requires significant judgment by the Funds. The categorization of a security within the hierarchy is based upon the pricing transparency of the security and does not necessarily correspond to a Fund’s perceived risk of that security. The inputs used to measure fair value may fall into different levels of the fair valuation hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level that is significant to the fair value measurement in its entirety.

SECURITY VALUATION - Each Fund’s equity securities, including common stocks, ADRs, REITs and rights, are valued at their market prices (generally the last reported sales price on the exchange where the securities are primarily traded or, for Nasdaq-listed securities, at their Nasdaq Official Closing Prices). If no sales are reported on a particular day, the mean between the highest bid and lowest asked quotations at the close of the exchanges will generally be used. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy. When adjustments to observable prices are applied or when the market is considered inactive, securities will be categorized in level 2 of the fair value hierarchy.

Investments in money market mutual funds are generally priced at the ending net asset value provided by the service agent of the funds. These securities will be categorized as level 1 securities.

Fixed-income securities such as corporate bonds, convertible bonds, asset-backed securities, mortgage-backed securities, U.S. government and agency securities, sovereign bonds, municipal bonds and commercial paper are typically valued based on valuations published by an independent pricing service, which uses various valuation methodologies such as matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. Factors considered by pricing services include market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads and fundamental analytical data relating to the issuer. Short-term investments in fixed-income securities (those with remaining maturities of 60 days or less) are generally valued on an amortized cost basis. Fixed-income securities will generally be categorized in level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in level 3.

Where market quotations are not readily available or are unreliable, a value is determined in good faith pursuant to procedures established by the Funds’ Board. When determining the value of a security, consideration is given to the facts and circumstances relevant to the particular situation, which includes factors such as fundamental analytical data relating to the investment, which may include consideration of yields or prices of securities of comparable quality, coupon rate, maturity and type of issue, nature and duration of any restrictions on disposition of the security and an evaluation of forces that influence the market in which the securities are purchased or sold. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security.